Other Financial Assets Non-current - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of financial assets [line items]
Restricted deposits held in relation to legal cases	$ 27.7	₨ 2,099.8	₨ 3,244.6
Legal cases [Member]
Disclosure of financial assets [line items]
Restricted deposits held in relation to legal cases		₨ 641.4	₨ 475.5